Note 2 - Summary of Significant Accounting Policies - Reconciliation of Changes in Fair Value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Balance
Recognized during the year	278
Gains or losses from changes in fair value
Balance	$ 278